Quarterly Holdings Report
for
Fidelity® Women's Leadership ETF
April 30, 2025
WLE-NPRT3-0625
1.9901539.103
Common Stocks - 99.4%
	Shares	Value ($)
CANADA - 0.6%
Consumer Discretionary - 0.6%
Specialty Retail - 0.6%
Aritzia Inc Subordinate Voting Shares (a)	689	24,234
IRELAND - 1.7%
Information Technology - 1.7%
IT Services - 1.7%
Accenture PLC Class A	208	62,223
NETHERLANDS - 0.5%
Information Technology - 0.5%
Semiconductors & Semiconductor Equipment - 0.5%
NXP Semiconductors NV	94	17,325
UNITED STATES - 96.6%
Communication Services - 6.4%
Entertainment - 2.4%
Netflix Inc (a)	38	43,005
Walt Disney Co/The	534	48,568
		91,573
Interactive Media & Services - 4.0%
Alphabet Inc Class C	785	126,299
Pinterest Inc Class A (a)	802	20,306
		146,605
TOTAL COMMUNICATION SERVICES		238,178

Consumer Discretionary - 11.5%
Broadline Retail - 4.7%
Amazon.com Inc (a)	826	152,331
Etsy Inc (a)	508	22,088
		174,419
Hotels, Restaurants & Leisure - 1.3%
Chipotle Mexican Grill Inc (a)	623	31,474
Starbucks Corp	230	18,411
		49,885
Household Durables - 0.9%
Taylor Morrison Home Corp (a)	605	34,697
Specialty Retail - 3.1%
Lowe's Cos Inc	147	32,863
Ulta Beauty Inc (a)	119	47,082
Williams-Sonoma Inc	241	37,227
		117,172
Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings Ltd (a)	892	13,416
NIKE Inc Class B	173	9,756
Tapestry Inc	447	31,581
		54,753
TOTAL CONSUMER DISCRETIONARY		430,926

Consumer Staples - 6.3%
Beverages - 2.3%
Coca-Cola Co/The	742	53,833
Keurig Dr Pepper Inc	926	32,030
		85,863
Consumer Staples Distribution & Retail - 1.7%
Albertsons Cos Inc Class A	1,429	31,409
Casey's General Stores Inc	69	31,919
		63,328
Household Products - 1.4%
Procter & Gamble Co/The	325	52,835
Personal Care Products - 0.9%
Estee Lauder Cos Inc/The Class A	578	34,657
TOTAL CONSUMER STAPLES		236,683

Energy - 2.6%
Energy Equipment & Services - 0.9%
Baker Hughes Co Class A	909	32,179
Oil, Gas & Consumable Fuels - 1.7%
Antero Resources Corp (a)	940	32,740
EQT Corp	621	30,702
		63,442
TOTAL ENERGY		95,621

Financials - 14.1%
Banks - 6.5%
Bank of America Corp	1,192	47,537
Citigroup Inc	502	34,327
Huntington Bancshares Inc/OH	1,870	27,171
JPMorgan Chase & Co	310	75,832
US Bancorp	523	21,098
Wells Fargo & Co	498	35,363
		241,328
Capital Markets - 1.8%
Bank of New York Mellon Corp/The	291	23,399
Nasdaq Inc	578	44,050
		67,449
Consumer Finance - 0.5%
SLM Corp	706	20,410
Financial Services - 1.5%
Mastercard Inc Class A	101	55,354
Insurance - 3.8%
Hartford Insurance Group Inc/The	405	49,681
Marsh & McLennan Cos Inc	178	40,134
Progressive Corp/The	190	53,531
		143,346
TOTAL FINANCIALS		527,887

Health Care - 13.0%
Biotechnology - 2.9%
Alnylam Pharmaceuticals Inc (a)	170	44,751
Exact Sciences Corp (a)	480	21,907
Gilead Sciences Inc	393	41,870
		108,528
Health Care Equipment & Supplies - 2.3%
Insulet Corp (a)	213	53,738
Penumbra Inc (a)	105	30,748
		84,486
Health Care Providers & Services - 1.9%
Cigna Group/The	207	70,388
Life Sciences Tools & Services - 1.1%
Thermo Fisher Scientific Inc	96	41,184
Pharmaceuticals - 4.8%
Eli Lilly & Co	94	84,502
GSK PLC ADR	1,168	46,545
Merck & Co Inc	577	49,160
		180,207
TOTAL HEALTH CARE		484,793

Industrials - 14.5%
Aerospace & Defense - 1.0%
Boeing Co (a)	198	36,282
Building Products - 1.6%
AZEK Co Inc/The Class A (a)	507	25,127
Trane Technologies PLC	87	33,348
		58,475
Commercial Services & Supplies - 0.5%
MillerKnoll Inc	335	5,493
Veralto Corp	174	16,687
		22,180
Electrical Equipment - 3.1%
Eaton Corp PLC	129	37,974
GE Vernova Inc	101	37,453
nVent Electric PLC	353	19,382
Regal Rexnord Corp	203	21,486
		116,295
Machinery - 5.5%
Deere & Co	98	45,430
Federal Signal Corp	373	30,373
Ingersoll Rand Inc	393	29,644
Otis Worldwide Corp	320	30,806
Parker-Hannifin Corp	74	44,774
Westinghouse Air Brake Technologies Corp	137	25,309
		206,336
Professional Services - 2.8%
KBR Inc	413	21,811
Leidos Holdings Inc	264	38,856
TransUnion	281	23,312
UL Solutions Inc Class A	331	18,929
		102,908
TOTAL INDUSTRIALS		542,476

Information Technology - 22.9%
Communications Equipment - 0.9%
Arista Networks Inc	413	33,978
Electronic Equipment, Instruments & Components - 0.6%
Insight Enterprises Inc (a)	169	23,369
Semiconductors & Semiconductor Equipment - 6.9%
First Solar Inc (a)	215	27,051
Marvell Technology Inc	393	22,939
Micron Technology Inc	841	64,715
NVIDIA Corp	1,181	128,635
Universal Display Corp	111	13,945
		257,285
Software - 7.4%
Gen Digital Inc	1,531	39,607
HubSpot Inc (a)	34	20,791
Microsoft Corp	524	207,117
PagerDuty Inc (a)	634	9,833
		277,348
Technology Hardware, Storage & Peripherals - 7.1%
Apple Inc	1,172	249,050
Dell Technologies Inc Class C	185	16,976
		266,026
TOTAL INFORMATION TECHNOLOGY		858,006

Materials - 1.5%
Containers & Packaging - 1.5%
AptarGroup Inc	160	23,992
Ball Corp	603	31,320
		55,312
Real Estate - 2.9%
Health Care REITs - 1.5%
Ventas Inc	790	55,363
Specialized REITs - 1.4%
American Tower Corp	127	28,627
Public Storage Operating Co	84	25,236
		53,863
TOTAL REAL ESTATE		109,226

Utilities - 0.9%
Electric Utilities - 0.9%
NextEra Energy Inc	509	34,042
TOTAL UNITED STATES		3,613,150
TOTAL COMMON STOCKS (Cost $3,371,673)		3,716,932

TOTAL INVESTMENT IN SECURITIES - 99.4% (Cost $3,371,673)	3,716,932
NET OTHER ASSETS (LIABILITIES) - 0.6%	23,921
NET ASSETS - 100.0%	3,740,853

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.